Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2012
Prospectus Date	rr_ProspectusDate	May 04, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST Corporate Bond Portfolio (the "Fund") Supplement dated May 4, 2012 to the Fund's prospectuses dated August 1, 2011
(Corporate Bond Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

Effective immediately, the fourth and fifth paragraphs within the section of the prospectus entitled "Corporate Bond Portfolio - Principal Investment Strategies" are deleted in their entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Adviser evaluates a security based on its potential to generate income and/or capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.